SIGNIFICANT ACCOUNTING POLICIES - Impairment of Fixed Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Return of radioelectric spectrum			$ (22,124)
Assets classified as held for sale		$ (367)	(14,680)
Telecom Goodwill			(2,017,275)
Goodwill allocated to subsidiaries			(528)
Others	$ 1,348	(466)	18,847
Total	$ 1,348	$ (833)	(2,035,760)
Recoveries of provision of works in progress that were completed			$ 17,989